INCOME TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current income tax:
Current income tax benefit in respect of the current year	$ 0	$ 0	$ 0
Deferred income tax:
Origination and reversal of temporary differences	0	0	0
Income tax expense reported in profit or loss	0	0	0
Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(66,767,762)	(35,348,675)	(21,843,646)
Tax benefit at the Australian income tax rate of 30%	(20,030,329)	(10,604,603)	(6,553,094)
Effect of lower income tax rate in the United States	177,763	1,032,615	631,007
Expenditure not allowable for income tax purposes	5,387,521	2,885,033	1,427,582
Income not assessable for income tax purposes	0	(404,224)	0
Exchange differences	0	(639)	(2,369)
Adjustments in respect of deferred tax of previous years	(1,335,225)	(738,316)	583,422
Effect of deferred tax assets not brought to account	15,800,270	7,830,134	3,913,452
Income tax expense reported in profit or loss	0	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets used to offset deferred tax liabilities	(1,297,345)	(980,747)	(414,270)
Net deferred tax liabilities	0	0	0
Deferred tax assets used to offset deferred tax liabilities	(1,297,345)	(980,747)	(414,270)
Other deferred tax assets not brought to account	(37,212,722)	(20,345,185)	(12,566,993)
Net deferred tax assets	0	0	0
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Right-of-use assets	1,297,345	980,747	414,270
Accrued expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51,793	117,578	70,662
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	192,887	122,051	75,215
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,036,572	1,023,320	383,082
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31,742,587	10,394,779	10,896,126
Tax losses available to offset against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,486,228	$ 9,668,204	$ 1,556,178